Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2019
Financial income and expenses [Abstract]
Financial income and expenses (Tables), Financial income and expenses [Text Block]

Philips Group

Financial income and expenses

in millions of EUR

2017 - 2019

	2017	2018	2019
Interest income	40	31	27
Interest income from loans and receivables1)	12	8	10
Interest income from cash and cash equivalents	28	22	17
Dividend income from financial assets	64	2	52
Net gains from disposal of financial assets	1	6	2
Net change in fair value of financial assets at fair value through profit or loss	7		17
Other financial income	14	12	17
Financial income	126	51	117
Interest expense	(222)	(188)	(196)
Interest on debt and borrowings	(177)	(158)	(167)
Finance charges under lease contract	(8)	(7)	(6)
Interest expenses - pensions	(37)	(23)	(22)
Provision-related accretion and interest	(22)	(15)	(22)
Net foreign exchange losses	(2)	(2)	(2)
Impairment loss of financial assets	(2)	-	-
Net change in fair value of financial assets at fair value through profit or loss		(1)
Other financial expenses	(15)	(58)	(13)
Financial expense	(263)	(264)	(233)
Financial income and expenses	(137)	(213)	(117)
1)Interest income from net investments in finance leases amounts to EUR 4 million in 2019.